Non-Current Liabilities - Lease Liabilites	12 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Non-Current Liabilities - Lease Liabilites	Note 29. Non-Current Liabilities - lease liabilities

	June 30, 2024	June 30, 2023

	US$	US$
Lease liabilities	—	84,226
Total non-current provisions	—	84,226